Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense
The expense for income taxes consists of the following (in thousands):

	Year Ended Year ended December 31,
	2017	2016	2015
Current:
Federal	$—	$—	$—
State	11	18	21
Foreign	56	183	54
Total income tax expense	67	201	75

Schedule of reconciliation of income taxes computed using the U.S. federal statutory rate to that reflected in operations
A reconciliation of income taxes computed using the U.S. federal statutory rate to that reflected in operations follows:

	Year Ended Year ended December 31,
	2017	2016	2015
Income tax benefit using U.S. federal statutory rate	34.00%	34.00%	34.00%
State income taxes, net of federal benefit	5.08%	4.86%	5.23%
Research and development tax credits	1.51%	0.90%	0.83%
Permanent items - stock based compensation	(7.60)%	(2.66)%	(8.15)%
Foreign differential	(11.67)%	(11.03)%	(14.25)%
Other adjustments	(0.52)%	(0.11)%	(0.94)%
Impact of Tax Reform	(39.42)%	—%	—%
Change in the valuation allowance	18.49%	(26.21)%	(16.82)%
	(0.13)%	(0.25)%	(0.10)%

Schedule of principal components of deferred tax assets
The principal components of our deferred tax assets are as follows (in thousands):

	2017	2016
Deferred Tax Assets:
Net operating loss carryforwards	53,228	53,654
Tax credit carryforwards	3,944	3,034
Accrued expenses	687	1,737
Stock based compensation	4,591	7,750
Intangibles	2,240	3,366
Other	903	1,181
Gross deferred tax assets	65,593	70,722
Valuation allowance	(65,593)	(70,722)
Net deferred tax assets	—	—